Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Other Related Party Debt	Other Related Party Debt
	December 31, 2023			December 31, 2022
	Principal	Accrued Interest	Total	Principal	Accrued Interest	Total
NLabs Bridge Notes	$9,500,000	$1,957,863	$11,457,863	$9,500,000	$1,007,863	$10,507,863
NLabs Promissory Note	3,098,000	295,644	3,393,644	850,000	5,356	855,356
	$12,598,000	$2,253,507	$14,851,507	$10,350,000	$1,013,219	$11,363,219